Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 23, 2016	Jan. 26, 2016	Sep. 30, 2012	Dec. 31, 2013	Feb. 19, 2013
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity				$ 5,000,000
Unsecured revolving credit facility
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity			$ 350,000,000
Debt instrument maturity period			5 years
Unsecured revolving credit facility | Standby letters of credit
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity			$ 50,000,000
Bridge Loan Facility | Before Amendment
Subsequent Event [Line Items]
Bridge loan facility, term					$ 1,200,000,000
Subsequent Event | Term Loan
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity	$ 700,000,000
Debt instrument maturity period	5 years
Subsequent Event | Term Loan | Refinancing Term Loan
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity	$ 300,000,000
Subsequent Event | Term Loan | Delayed Draw Term Loan
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity	400,000,000
Subsequent Event | Unsecured revolving credit facility
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity	800,000,000
Subsequent Event | Unsecured revolving credit facility | Standby letters of credit
Subsequent Event [Line Items]
Credit facility, Maximum Borrowing Capacity	50,000,000
Subsequent Event | Bridge Loan Facility
Subsequent Event [Line Items]
Bridge loan facility, term	1,150,000,000
Line of Credit, Current	350,000,000
Subsequent Event | Bridge Loan Facility | Before Amendment
Subsequent Event [Line Items]
Bridge loan facility, term	$ 2,000,000,000
Subsequent Event | TransFirst
Subsequent Event [Line Items]
Cash transaction		$ 2,400,000,000
Indebtedness		2,400,000,000
Subsequent Event | TransFirst | Bridge Loan
Subsequent Event [Line Items]
Indebtedness		$ 2,000,000,000